SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - ILS (₪) ₪ in Millions	1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 29, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Convenience translation into U.S. Dollars					(USD 1 = NIS 3.215)
Adjustment recognized in profit or loss interest expense
Additional extended license term	4 years				6 years
Effect of the change in accounting estimate on amortization			₪ 15		₪ 60
Expected to reduced in accounting estimate on amortization		₪ 2
Bottom of range [Member]
Disclosure of detailed information about intangible assets [line items]
Additional extended license term					6 years
Top of range [Member]
Disclosure of detailed information about intangible assets [line items]
Additional extended license term					10 years
Vehicles [Member]
Disclosure of detailed information about intangible assets [line items]
Amortized period					2 years
Cell sites [member]
Disclosure of detailed information about intangible assets [line items]
Amortized period					4 years 6 months
Nonadjusting Events [Member]
Disclosure of detailed information about intangible assets [line items]
Effect of the change in accounting estimate on amortization				₪ 60
Expected to reduced in accounting estimate on amortization				₪ 8
Customer relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets					5 TO 10 YEARS
Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets					3 TO 10 YEARS
Costs to obtain contracts with customers [member]
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets					MAINLY OVER 2-3 YEARS
Buildings [Member]
Disclosure of detailed information about intangible assets [line items]
Amortized period					6 years